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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2009

                         VARIABLE ANNUITY ACCOUNT SEVEN
                          SUPPLEMENT TO THE PROSPECTUS
     POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED JULY 27, 2009

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                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2009
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2009

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The following replaces the Sample Portfolios chart located in the Polaris
Portfolio Allocator Program section of the prospectus:

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                                    BALANCED
                                   GROWTH AND  BALANCE TO
        VARIABLE PORTFOLIOS          INCOME      GROWTH     GROWTH   ALL EQUITY
--------------------------------------------------------------------------------
American Funds Global Growth           5%         10%         15%       15%
--------------------------------------------------------------------------------
American Funds Growth                  5%          5%         5%        10%
--------------------------------------------------------------------------------
Corporate Bond                         5%          5%         5%         0%
--------------------------------------------------------------------------------
Equity Opportunities                   0%          5%         5%         5%
--------------------------------------------------------------------------------
Foreign Value                          10%        10%         15%       15%
--------------------------------------------------------------------------------
Government and Quality Bond            25%        15%         10%        0%
--------------------------------------------------------------------------------
Growth Opportunities                   5%          5%         5%         5%
--------------------------------------------------------------------------------
MFS Massachusetts Investors Trust      5%          5%         5%        10%
--------------------------------------------------------------------------------
Mid-Cap Growth                         0%          0%         5%        10%
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Total Return Bond                      20%        15%         5%         0%
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Van Kampen LIT Comstock                10%        10%         10%       15%
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Van Kampen LIT Growth and Income       10%        15%         15%       15%
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                           TOTAL      100%        100%       100%       100%
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

The Sample Portfolios listed above are those that are currently available. The Sample Portfolios are reconfigured annually. However, once you invest in Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Sample Portfolio in line with your investment goals over time.

Date: March 22, 2010


                Please keep the supplement with your Prospectus.